Related Party Transactions (Details Narrative) - CAD ($)			9 Months Ended
	Oct. 22, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of transactions between related parties [line items]
Investment amount			$ 163,164
Ownership percentage			10.96%
Due from related party
Sentient [Member] | Post-consolidation Basis [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned			36,980,982
Number of common shares beneficially owned, percentage			41.70%
Contemporary Amperex Technology Limited [Member] | Post-consolidation Basis [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned			22,944,444
Number of common shares beneficially owned, percentage			25.87%
Chairman as Consultant [Member]
Disclosure of transactions between related parties [line items]
Fees charged by a legal firm			$ 155,810	$ 121,716
Non-adjusting Events After Reporting Period [Member]
Disclosure of transactions between related parties [line items]
Investment amount	$ 15,000
Ownership percentage	11.01%
Number of common shares owned	100,000
Memorandum of Understanding [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed		2,400,000	3,686,749
Share price		$ 0.01	$ 0.02	$ 0.01
Investment amount		$ 24,000		$ 24,000
Investment description		Subsequently on October 22, 2020, the Company further invested $15,000 for 100,000 shares of PNR to increase its ownership to 11.01%. PNR has issued the common shares certificate but yet to issue the final form of the Warrant to the Company that entitle the Company to purchase common shares of PNR up to 15% of the capital of PNR upon payment of US $10 million prior to the fifth anniversary of the date of issue.
Memorandum of Understanding [Member] | Common Shares [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed			652,152
Share price			$ 0.05
Investment amount			$ 106,343
Memorandum of Understanding [Member] | Common Shares [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed			218,810
Share price			$ 0.15